PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 88.4	$ 44.1	$ 44.1
Additions	34.2	38.6	44.3
Transferred to vessels	(63.9)	0.0	0.0
Balance	$ 58.7	$ 82.7	$ 88.4